Expense Example - VanEck India Select ETF - VanEck India Select ETF Class	Feb. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240